Loans, Borrowings, Lease obligations and Other Financial Liabilities - Schedule of Cash and Non-Cash Movements of Loans and Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
LOANS AND BORROWINGS [Member]
Schedule of Cash and Non-Cash Movements of Loans and Borrowings [Line Items]
Beginning balance		$ 51,291	$ 36,207
Cash movements
Loans and borrowings repaid1 and contingent considerations (Innovatus / PPP/ Exact Sciences / NovioGendix)	[1]	(324)	(39,540)
Loans and borrowings received (OrbiMed)		25,000	53,011
Amendment and other fees related to OrbiMed agreement		(871)	(704)
Non-cash movements
Recognition of Innovatus loan fees not yet amortized at early repayment date			2,493
Recognition of OrbiMed loan fees to be amortized			(1,715)
Recognition of initial consideration for ExoDx acquisition
Recognition of ExoDx contingent consideration
Recognition of Innovation Platform contingent consideration
Settlement of ExoDx obligation through issuance of shares
Reclass of warrants as an equity instrument
Recognition of Innovatus remaining effective interest rate balance at loan termination			663
Innovatus debt extinguishment costs
Effective interest rate adjustment (Innovatus and OrbiMed)		1,101	876
Fair value changes through profit and loss
Ending balance		76,197	51,291
OTHER FINANCIAL LIABILITIES [Member]
Schedule of Cash and Non-Cash Movements of Loans and Borrowings [Line Items]
Beginning balance		67,856	66,154
Cash movements
Loans and borrowings repaid1 and contingent considerations (Innovatus / PPP/ Exact Sciences / NovioGendix)	[1]	(27,971)	(555)
Loans and borrowings received (OrbiMed)
Amendment and other fees related to OrbiMed agreement
Non-cash movements
Recognition of Innovatus loan fees not yet amortized at early repayment date
Recognition of OrbiMed loan fees to be amortized
Recognition of initial consideration for ExoDx acquisition		4,539
Recognition of ExoDx contingent consideration		6,273
Recognition of Innovation Platform contingent consideration		470
Settlement of ExoDx obligation through issuance of shares		(4,539)
Reclass of warrants as an equity instrument			(1,116)
Recognition of Innovatus remaining effective interest rate balance at loan termination
Innovatus debt extinguishment costs			(27)
Effective interest rate adjustment (Innovatus and OrbiMed)
Fair value changes through profit and loss		9,744	3,400
Ending balance		$ 56,372	$ 67,856

[1]	Includes the amounts paid for the Innovatus loan closing fees